Supplement to the John Hancock Income Funds Prospectus dated October 1, 2004

On page 22, the "Exchanges" and "Excessive trading" sections under the heading "Transaction Policies" have been deleted and replaced with the following:

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example, a fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). Similarly, a fund that invests a material portion of its assets in fixed-income securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the fixed-income markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-cap U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

January 11, 2005

Supplement to the John Hancock Retirement Funds Prospectus dated October 1, 2004

On page 22, the "Exchanges" and "Excessive trading" sections under the heading "Transaction Policies" have been deleted and replaced with the following:

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.


January 11, 2005

Supplement to the John Hancock Income Funds Institutional Class I Prospectus dated October 1, 2004

On page 16, the "Exchanges" and "Excessive trading" sections under the heading "Transaction Policies" have been deleted and replaced with the following:

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example, a fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). Similarly, a fund that invests a material portion of its assets in fixed-income securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the fixed-income markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-cap U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

January 11, 2005

                       John Hancock Strategic Income Fund
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                              Dated October 1, 2004

The section "Those Responsible for Management" in the Statement of Additional Information has been deleted and replace with the following:

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").


------------------------------------------------------------------------------------------------------------------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                                                                                                             Funds
                             Position(s)   Trustee/                                                          Overseen
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                     by Trustee
And Age                      Fund          since(2)    Directorships During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------
Charles L. Ladner            Chairman       2004       Chairman and Trustee,Dunwoody Village, Inc.               49
Born: 1938                   and Trustee               (retirement services)Dunwoody Village, Inc.
                                                       President and Chief Financial Officer, UGI
                                                       Corporation (public utility holding company)
                                                       (retired 1998); Vice President and Director
                                                       for AmeriGas, Inc.(retired 1998); Director
                                                       of AmeriGas Partners, L.P. (until 1997)(gas
                                                       distribution); Director,EnergyNorth, Inc. (until
                                                       1995); Director, Parks and History Association
                                                       (since 2001).

------------------------------------------------------------------------------------------------------------------------
James F. Carlin              Trustee       2005        Director and Treasurer, Alpha Analytical                  47
Born:  1940                                            Laboratories (chemical analysis); Part Owner and
                                                       Treasurer, Lawrence Carlin Insurance Agency, Inc.
                                                       (since 1995); Part Owner and Vice President, Mone
                                                       Lawrence Carlin Insurance Agency, Inc. (since
                                                       1996); Director/Treasurer, Rizzo Associates (until
                                                       2000);  Chairman and CEO, Carlin Consolidated, Inc.
                                                       (management/investments); Director/Partner, Proctor
                                                       Carlin & Co., Inc. (until 1999); Trustee,
                                                       Massachusetts Health and Education Tax Exempt
                                                       Trust; Director of the following:  Uno Restaurant
                                                       Corp. (until 2001), Arbella Mutual (insurance)
                                                       (until 2000), HealthPlan Services, Inc. (until
                                                       1999), Flagship Healthcare, Inc. (until 1999),
                                                       Carlin Insurance Agency, Inc. (until 1999);
                                                       Chairman, Massachusetts Board of Higher Education
                                                       (until 1999).

------------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       1993        President and Chief Executive Officer, Brookline          39
Born:  1935                                            Bancorp., Inc. (lending) (since 1972); Chairman and
                                                       Director, Lumber Insurance Co. (insurance) (until
                                                       2000); Chairman and Director, Northeast Retirement
                                                       Services, Inc. (retirement administration) (since
                                                       1998).

------------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

------------------------------------------------------------------------------------------------------------------------
                                                                                                           Number of
                                                                                                           John Hancock
                              Position(s)     Trustee/                                                     Funds
Name, Address (1)             Held with Fund  Officer      Principal Occupation(s) and other               Overseen by
And Age                                       since(2)     Directorships During Past 5 Years               Trustee
------------------------------------------------------------------------------------------------------------------------
William J. Cosgrove           Trustee         1993         Vice President, Senior Banker and Senior              39
Born:  1933                                                Credit Officer, Citibank, N.A. (banking)
                                                           (retired 1991); Executive Vice President,
                                                           Citadel Group Representatives, Inc.;
                                                           (financial reinsurance); Director, Hudson
                                                           City Savings Bank (since 1995); Director,
                                                           Hudson City Bancorp (banking); Trustee,
                                                           Scholarship Fund for Inner City Children
                                                           (since 1986).

------------------------------------------------------------------------------------------------------------------------
William H. Cunningham         Trustee         2005         Former Chancellor, University of Texas System         47
Born: 1944                                                 and former President of the University of
                                                           Texas, Austin, Texas; Chairman and CEO, IBT
                                                           Technologies (until 2001); Director of
                                                           the following: The University of Texas
                                                           Investment Management Company (until 2000),
                                                           Hire.com (until 2004), STC Broadcasting, Inc.
                                                           and Sunrise Television Corp.(until 2001), Symtx,
                                                           Inc. (electronic manufacturing) (since
                                                           2001), Adorno/Rogers Technology, Inc.(until 2004),
                                                           Pinnacle Foods Corporation (until
                                                           2003), rateGenius (since 2001),
                                                           Jefferson-Pilot Corporation (diversified life
                                                           insurance company), New Century Equity
                                                           Holdings (formerly Billing Concepts)
                                                           (until 2001), eCertain (until
                                                           2001), ClassMap.com (until 2001), Agile
                                                           Ventures (until 2001), LBJ Foundation
                                                           (until 2000), Golfsmith International, Inc.
                                                           (until 2000), Metamor Worldwide (until
                                                           2000), AskRed.com (until 2001),
                                                           Southwest Airlines (since 2000) and
                                                           Introgen (since 2000); Advisory
                                                           Director, Q Investments (until
                                                           2003); Advisory Director, Chase Bank
                                                           (formerly Texas Commerce Bank -
                                                           Austin) (since 1988), LIN Television (since
                                                           2002) and WilTel Communications (until
                                                           2003) and Hayes Lemmerz International, Inc.
                                                           (diversified automobile parts
                                                           supply company)(since 2003).

------------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


------------------------------------------------------------------------------------------------------------------------
                                                                                                         Number of John
                                                                                                         Hancock Funds
                                                                                                         Overseen by
                              Position(s)     Trustee/                                                   Trustee
Name, Address (1)             Held with Fund  Officer      Principal Occupation(s) and other
And Age                                       since(2)     Directorships During Past 5 Years
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Ronald R. Dion                Trustee         2005         Chairman and Chief Executive Officer, R.M.             47
Born: 1946                                                 Bradley & Co., Inc.; Director, The New
                                                           England Council and Massachusetts
                                                           Roundtable; Director, Boston Stock
                                                           Exchange; Trustee, North Shore Medical
                                                           Center; Director, BJ's Wholesale Club,
                                                           Inc. and a corporator of the Eastern Bank;
                                                           Trustee, Emmanuel College.

------------------------------------------------------------------------------------------------------------------------
John A. Moore                 Trustee         1996         President and Chief Executive Officer,                49
Born:  1939                                                Institute for Evaluating Health Risks,
                                                           (nonprofit institution) (until
                                                           2001); Chief Scientist, Sciences
                                                           International (health research)(since
                                                           1998); Principal, Hollyhouse
                                                           (consulting)(since 2000); Director,
                                                           CIIT(nonprofit research)(since2002).

------------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson         Trustee         1996         Executive Director, Council for                       49
Born:  1943                                                International Exchange of Scholars and Vice
                                                           President, Institute of International
                                                           Education (since 1998); Senior Fellow,
                                                           Cornell Institute of Public Affairs,
                                                           Cornell University (until 1998); Former
                                                           President of Wells College and St.
                                                           Lawrence University; Director, Niagara
                                                           Mohawk Power Corporation (until
                                                           2003); Director, Ford Foundation,
                                                           International Fellowships Program
                                                           (since 2002); Director, Lois Roth
                                                           Endowment (since 2002); Director,
                                                           Council for International
                                                           Educational Exchange (since 2003).

------------------------------------------------------------------------------------------------------------------------
Steven Pruchansky             Trustee         2005         Chairman and Chief Executive Officer, Mast            47
Born: 1944                                                 Holdings, Inc. (since 2000); Director and
                                                           President, Mast Holdings, Inc. (until
                                                           2000); Managing Director, JonJames, LLC
                                                           (real estate)(since 2001); Director, First
                                                           Signature Bank & Trust Company (until
                                                           1991); Director, Mast Realty Trust (until
                                                           1994); President, Maxwell Building Corp.
                                                           (until 1991).
------------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

------------------------------------------------------------------------------------------------------------------------
                                                                                                         Number of John
                                                                                                         Hancock Funds
                                                                                                         Overseen by
                                Position(s)    Trustee/                                                  Trustee
Name, Address (1)               Held with      Officer     Principal Occupation(s) and other
And Age                         Fund           since(2)    Directorships During Past 5 Years
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Norman H. Smith                 Trustee        2005        Lieutenant General, United States Marine              47
Born: 1933                                                 Corps; Deputy Chief to Staff for Manpower
                                                           and Reserve Affairs, Headquarters Marine
                                                           Corps; Commanding General III Marine
                                                           Expeditionary Force/3rd Marine Division
                                                           (retired 1991).

------------------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson (3)        Trustee,       2004        Executive Vice President, Manulife                    49
Born:  1952                     President                  Financial Corporation (since 2004);
                                and Chief                  Chairman, Director, President and Chief
                                Executive                  Executive Officer, John Hancock Advisers,
                                Officer                    LLC (the "Adviser") and The Berkeley
                                                           Financial Group, LLC ("The Berkeley
                                                           Group"); Chairman, Director, President
                                                           and Chief Executive Officer, John Hancock
                                                           Funds, LLC. ("John Hancock Funds");
                                                           Chairman, Director, President and Chief
                                                           Executive Officer, Sovereign Asset
                                                           Management Corporation ("SAMCorp.");
                                                           Director, Chairman and President, NM
                                                           Capital Management, Inc. ("NM Capital");
                                                           President, John Hancock Retirement Services, John
                                                           Hancock Life Insurance Company (until 2004);
                                                           Chairman, Essex Corporation (until
                                                           2004); Co-Chief Executive Officer
                                                           MetLife Investors Group (until 2003);
                                                           Senior Vice President,
                                                           AXA/Equitable Insurance Company (until 2000).
------------------------------------------------------------------------------------------------------------------------
Principal Officers who are
not Trustees
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
William H. King                 Vice           1988        Vice President and Assistant Treasurer, the           N/A
Born:  1952                     President                  Adviser; Vice President and Treasurer of
                                and                        Treasurer each of the John Hancock funds;
                                                           Assistant Treasurer of each of the
                                                           John Hancock funds (until 2001).
------------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


------------------------------------------------------------------------------------------------------------------------
                                                                                                         Number of John
                                Position(s)    Trustee/                                                  Hancock Funds
Name, Address (1)               Held with      Officer     Principal Occupation(s) and other             Overseen by
And Age                         Fund           since(2)    Directorships During Past 5 Years             Trustee
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Susan S. Newton                 Senior Vice    1987        Senior Vice President, Secretary and Chief            N/A
Born:  1950                     President,                 Legal Officer, SAMCorp., the Adviser and
                                Secretary                  each of the John Hancock funds, John
                                and Chief                  Hancock Funds and The Berkeley Group; Vice
                                Legal Officer              President, Signature Services (until 2000),
                                                           Director, Senior Vice President and
                                                           Secretary, NM Capital.
------------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees, who are not "interested persons".

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules, and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended May 31, 2004.

The Administration Committee members are all of the independent Trustees. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. All members of the Administration Committee are independent under the New York Stock Exchange's Revised Listing Rules and are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund (the "Independent Trustees"). Among other things, the Administration Committee acts as a nominating committee of the Board. The Trustees who are not Independent Trustees and the officers of the Fund are nominated and selected by the Board. The Administration Committee does not have at this time formal criteria for the qualifications of candidates to serve as an Independent Trustee, although the Administration Committee may develop them in the future. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Administration Committee expects to apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Administration Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Administration Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Administration Committee held four meetings during the fiscal year ended May 31, 2004.

As long as an existing Independent Trustee continues, in the opinion of the Administration Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Administration Committee will consider nominees recommended by shareholders to serve as trustees, the Administration Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Administration Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Administration Committee. While it has not done so in the past, the Administration Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Administration Committee. In evaluating a nominee recommended by a shareholder, the Administration Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Administration Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o the Secretary of the Fund at the following address: 101 Huntington Avenue, Boston, MA 02199-7603. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Dion, Pruchansky and Smith. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended May 31, 2004.

The Investment Performance Committee members are all of the Independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended May 31, 2004.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2003.




------------------------------------------------------------------------------------------------------------------
                                     Dollar Range of Fund shares   Aggregate Dollar Range of holdings in John
Name of Trustee                      Owned by Trustee              Hancock funds overseen by Trustee
------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------
James F. Carlin                      none                          Over $100,000
------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.*             $1-$10,000                    Over $100,000
------------------------------------------------------------------------------------------------------------------
William J. Cosgrove                  $1-$10,000                    Over $100,000
------------------------------------------------------------------------------------------------------------------
William H. Cunningham                none                          $10,001-$50,000
------------------------------------------------------------------------------------------------------------------
Ronald R. Dion                       none                          Over $100,000
------------------------------------------------------------------------------------------------------------------
Charles L. Ladner**                  $10,001-50,000                Over $100,000
------------------------------------------------------------------------------------------------------------------
Dr. John A. Moore*                   $1-10,000                     Over $100,000
------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson*               $1-10,000                     Over $100,000
------------------------------------------------------------------------------------------------------------------
Steven Pruchansky                    none                          Over $100,000
------------------------------------------------------------------------------------------------------------------
Norman H. Smith*                     $10,001-50,000                Over $100,000
------------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
------------------------------------------------------------------------------------------------------------------
James A. Shepherdson**               $1-10,000                     $10,001-50,000
------------------------------------------------------------------------------------------------------------------

(1) This Fund does participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2003, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: $1-10,000 and over $100,000 for Mr. Chapman, $1-10,000 and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, $1-10,000 and over $100,000 for Mr. Moore, $1-10,000 and over $100,000 for Mr. Pruchansky, $10,001-$50,000 and over $100,000 for Mr. Smith.


*Messrs. Carlin, Cunningham, Dion and Pruchansky were elected to the Board by shareholders on December 1, 2004 effective January 1, 2005. Mr. Smith was appointed to the Board by the Trustees on December 14, 2004 effective January 1, 2005.

** Mr. Shepherdson was appointed Trustee of the John Hancock Funds as of May 12, 2004. As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as a Trustee of the Fund and Independent Chairman of the Board.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.


                                                                            Total Compensation From
                                         Aggregate Compensation         the Fund and John Hancock Fund
Independent Trustees                        from the Fund (1)               Complex to Trustees (2)
--------------------                        ----------------                -----------------------
Dennis J. Aronowitz+                             $10,748                             $ 72,250
James F. Carlin++                                      0                               76,250
Richard P. Chapman*                               11,662                               79,000
William J. Cosgrove*                              13,397                               79,500
William H. Cunningham*++                               0                               74,250
Ronald R. Dion*++                                      0                               77,250
Richard A. Farrell+                               11,857                               79,250
William F. Glavin*+                               11,225                               74,250
Charles L. Ladner+++                                   0                               78,000
Dr. John A. Moore*                                 7,656                               74,000
Patti McGill Peterson                              7,337                               72,750
John Pratt+                                       11,256                               76,500
Steven R. Pruchansky*++                                0                               79,250
Norman H. Smith*++                                     0                               77,750
                                              ----------                            ----------
Total                                            $85,138                           $1,070,250


(1) Compensation is for the fiscal year ended May 31, 2004.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2003. As of this date, there were fifty-one funds in the John Hancock Fund Complex: Messrs. Aronowitz, Chapman, Cosgrove, Farrell, Glavin and Pratt serving on twenty-one funds; Messrs. Carlin, Cunningham, Dion, Ladner, Pruchansky and Smith serving on thirty funds; Dr. Moore and Ms. McGill Peterson serving on twenty-nine funds.

*As of December 31, 2003, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $63,573, Mr. Cosgrove was $210,257, Mr. Cunningham was $563,218, Mr. Dion was $193,220, Mr. Glavin was $306,646, Dr. Moore was $248,464, Mr. Pruchansky was $150,981 and Mr. Smith was $276,224 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+Messrs. Aronowitz, Farrell, Glavin and Pratt retired as of December 31, 2004.

++ Messrs. Carlin, Cunningham, Dion and Pruchansky each became a Trustee and were elected to the Board by shareholders on December 1, 2004 effective January 1, 2005. Mr. Smith was appointed to the Board by the Trustees on December 14, 2004 effective January 1, 2005.

+++ As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as a Trustee of the Fund and Independent Chairman of the Board.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of September 7, 2004, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. On that date, no person owned of record or beneficially as much as 5% of the outstanding shares of each class of the Fund.



Name and Address of Owners of More than 5% of      Class A      Class B    Class C     Class I     Class R
Shares
MLPF&S For The Sole                                --           19.24%     35.92%      11.41%         --
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

Citigroup Global Markets Inc                       --            6.57%      8.27%         --          --
333 West 34th Street
New York, New York  10001-2403

John Hancock Advisers, LLC                         --              --         --          --       67.76%
Attn: Kelly A. Conway
101 Huntington Avenue
Boston, MA 02199-7603

MCB Trust Services Custodian FBO                   --              --         --       58.00%         --
The Investment incentive Plan
700 17th St Ste 150
Denver CO 80202-3502

Aspen Education Group ISOP Trust                   --              --         --       21.08%         --
555 SW Oak St # PL6
Portland OR

MCB Trust Services Custodian FBO                   --              --         --          --       13.09%
Inkstone Printing Company Inc
700 17th St Ste 150
Denver CO 80202-3502

MCB Trust Services Custodian FBO                   --              --         --          --       11.20%
American Claim Services Inc
700 17th St Ste 150
Denver CO 80202-3502

January 4, 2005


                          John Hancock High Income Fund
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                              Dated October 1, 2004

The section "Those Responsible for Management" in the Statement of Additional Information has been deleted and replace with the following:

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").


-----------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of John
                                                                                                       Hancock Funds
                             Position(s)   Trustee/                                                    Overseen by Trustee
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other
And Age                      Fund          since(2)    Directorships During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------
Charles L. Ladner            Chairman       2004       Chairman and Trustee, Dunwoody Village,                   49
Born: 1938                   and Trustee               Inc. (retirement services) (until 2003);
                                                       Senior Vice President and Chief Financial
                                                       Officer, UGI Corporation (public
                                                       utility holding company)(retired 1998);
                                                       Vice President and Director
                                                       for AmeriGas, Inc. (retired 1998);
                                                       Director of AmeriGas Partners,
                                                       L.P. (until 1997)(gas distribution);
                                                       Director, EnergyNorth, Inc. (until
                                                       1995); Director, Parks and History
                                                       Association (since 2001).

-----------------------------------------------------------------------------------------------------------------------
James F. Carlin              Trustee       2005        Director and Treasurer, Alpha Analytical                  47
Born:  1940                                            Laboratories (chemical analysis); Part
                                                       Owner and Treasurer, Lawrence Carlin
                                                       Insurance Agency, Inc. (since 1995); Part
                                                       Owner and Vice President, Mone Lawrence
                                                       Carlin Insurance Agency, Inc. (since
                                                       1996); Director/Treasurer, Rizzo
                                                       Associates (until 2000);  Chairman and
                                                       CEO, Carlin Consolidated, Inc.
                                                       (management/investments);
                                                       Director/Partner, Proctor Carlin & Co.,
                                                       Inc. (until 1999); Trustee, Massachusetts
                                                       Health and Education Tax Exempt Trust;
                                                       Director of the following:  Uno Restaurant
                                                       Corp. (until 2001), Arbella Mutual
                                                       (insurance) (until 2000), HealthPlan
                                                       Services, Inc. (until 1999), Flagship
                                                       Healthcare, Inc. (until 1999), Carlin
                                                       Insurance Agency, Inc. (until 1999);
                                                       Chairman, Massachusetts Board of Higher
                                                       Education (until 1999).

-----------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       2001        President and Chief Executive Officer,                    39
Born:  1935                                            Brookline Bancorp., Inc. (lending) (since
                                                       1972); Chairman and Director, Lumber
                                                       Insurance Co. (insurance) (until 2000);
                                                       Chairman and Director, Northeast
                                                       Retirement Services, Inc. (retirement
                                                       administration) (since 1998).

-----------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-----------------------------------------------------------------------------------------------------------------------
                             Position(s)   Trustee/                                                 Number of John
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other            Hancock Funds
And Age                      Fund          since(2)    Directorships During Past 5 Years            Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------
William J. Cosgrove          Trustee       2001        Vice President, Senior Banker and Senior                  39
Born:  1933                                            Credit Officer, Citibank, N.A. (banking)
                                                       (retired 1991); Executive Vice President,
                                                       Citadel Group Representatives, Inc.;
                                                       (financial reinsurance); Director, Hudson
                                                       City Savings Bank (since 1995); Director,
                                                       Hudson City Bancorp (banking); Trustee,
                                                       Scholarship Fund for Inner City Children
                                                       (since 1986).

-----------------------------------------------------------------------------------------------------------------------
William H. Cunningham        Trustee       2005        Former Chancellor, University of Texas                    47
Born: 1944                                             System and former President of the
                                                       University of Texas, Austin, Texas;
                                                       Chairman and CEO, IBT Technologies
                                                       (until 2001); Director of the
                                                       following: The University of Texas
                                                       Investment Management Company
                                                       (until 2000), Hire.com (until 2004),
                                                       STC Broadcasting, Inc. and Sunrise
                                                       Television Corp. (until 2001),
                                                       Symtx, Inc. (electronic manufacturing)
                                                       (since 2001), Adorno/Rogers
                                                       Technology, Inc. (until 2004), Pinnacle
                                                       Foods Corporation (until 2003),
                                                       rateGenius (since 2001), Jefferson-Pilot
                                                       Corporation (diversified life insurance
                                                       company), New Century Equity
                                                       Holdings (formerly Billing Concepts)
                                                       (until 2001), eCertain (until
                                                       2001), ClassMap.com (until 2001),
                                                       Agile Ventures (until 2001),
                                                       LBJ Foundation (until 2000),
                                                       Golfsmith International, Inc.
                                                       (until 2000), Metamor Worldwide
                                                       (until 2000), AskRed.com
                                                       (until 2001), Southwest Airlines
                                                       (since 2000) and Introgen (since
                                                       2000); Advisory Director, Q
                                                       Investments (until 2003); Advisory
                                                       Director, Chase Bank (formerly
                                                       Texas Commerce Bank - Austin)
                                                       (since 1988), LIN Television
                                                       (since 2002) and WilTel Communications
                                                       (until 2003) and Hayes Lemmerz
                                                       International, Inc. (diversified
                                                       automobile parts supply company)
                                                       (since 2003).
-----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


-----------------------------------------------------------------------------------------------------------------------
                             Position(s)   Trustee/                                                 Number of John
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other            Hancock Funds
And Age                      Fund          since(2)    Directorships During Past 5 Years            Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Ronald R. Dion               Trustee       2005        Chairman and Chief Executive Officer, R.M.                47
Born: 1946                                             Bradley & Co., Inc.; Director, The New
                                                       England Council and Massachusetts Roundtable;
                                                       Director, Boston Stock Exchange; Trustee, North
                                                       Shore Medical Center; Director, BJ's Wholesale
                                                       Club, Inc. and a corporator of the Eastern
                                                       Bank; Trustee, Emmanuel College.

-----------------------------------------------------------------------------------------------------------------------
John A. Moore                Trustee       2001        President and Chief Executive Officer,                    49
Born:  1939                                            Institute for Evaluating Health Risks,
                                                       (nonprofit institution)(until 2001); Chief
                                                       Scientist, Sciences International (health
                                                       research)(since 1998); Principal, Hollyhouse
                                                       (consulting)(since 2000); Director, CIIT
                                                       (nonprofit research) (since 2002).

-----------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson        Trustee       2001        Executive Director, Council for                           49
Born:  1943                                            International Exchange of Scholars and
                                                       Vice President, Institute of International
                                                       Education (since 1998); Senior Fellow,
                                                       Cornell Institute of Public
                                                       Affairs, Cornell University (until 1998);
                                                       Former President of Wells College
                                                       and St. Lawrence University; Director,
                                                       Niagara Mohawk Power Corporation
                                                       (until 2003); Director, Ford
                                                       Foundation, International
                                                       Fellowships Program
                                                       (since 2002); Director, Lois
                                                       Roth Endowment (since 2002); Director,
                                                       Council for International Educational
                                                       Exchange (since 2003).
-----------------------------------------------------------------------------------------------------------------------
Steven Pruchansky            Trustee       2005        Chairman and Chief Executive Officer, Mast                47
Born: 1944                                             Holdings, Inc. (since 2000); Director and
                                                       President, Mast Holdings, Inc. (until
                                                       2000); Managing Director, JonJames, LLC
                                                       (real estate)(since 2001); Director, First
                                                       Signature Bank & Trust Company (until
                                                       1991); Director, Mast Realty Trust (until
                                                       1994); President, Maxwell Building Corp.
                                                       (until 1991).
-----------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


-----------------------------------------------------------------------------------------------------------------------
                                Position(s)    Trustee/                                             Number of John
Name, Address (1)               Held with      Officer     Principal Occupation(s) and other        Hancock Funds
And Age                         Fund           since(2)    Directorships During Past 5 Years        Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Norman H. Smith                 Trustee        2005        Lieutenant General, United States                     47
Born: 1933                                                 Marine Corps; Deputy Chief to Staff
                                                           for Manpower and Reserve Affairs,
                                                           Headquarters Marine Corps; Commanding
                                                           General III Marine Expeditionary
                                                           Force/3rd Marine Division (retired
                                                           1991).
-----------------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
-----------------------------------------------------------------------------------------------------------------------
James A. Shepherdson (3)        Trustee,       2004        Executive Vice President, Manulife                    49
Born:  1952                     President                  Financial Corporation (since 2004);
                                and Chief                  Chairman, Director, President and
                                Executive                  Chief Executive Officer, John Hancock
                                Officer                    Advisers, LLC (the "Adviser") and The
                                                           Berkeley Financial Group, LLC ("The
                                                           Berkeley Group"); Chairman, Director,
                                                           President and Chief Executive Officer,
                                                           John Hancock Funds, LLC. ("John Hancock
                                                           Funds"); Chairman, Director, President
                                                           and Chief Executive Officer, Sovereign
                                                           Asset Management Corporation ("SAMCorp.");
                                                           Director, Chairman and President, NM
                                                           Capital Management, Inc. ("NM Capital");
                                                           President, John Hancock Retirement
                                                           Services, John Hancock Life
                                                           Insurance Company (until 2004);
                                                           Chairman, Essex Corporation (until
                                                           2004); Co-Chief Executive Officer
                                                           MetLife Investors Group (until 2003);
                                                           Senior Vice President, AXA/Equitable
                                                           Insurance Company (until 2000).
-----------------------------------------------------------------------------------------------------------------------
Principal Officers who are
not Trustees
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
William H. King                 Vice           2001        Vice President and Assistant                         N/A
Born:  1952                     President                  Treasurer, the Adviser; Vice President
                                and                        and Treasurer of each of
                                Treasurer                  the John Hancock funds;
                                                           Assistant Treasurer of each of
                                                           the John Hancock funds (until 2001).
-----------------------------------------------------------------------------------------------------------------------


(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



-----------------------------------------------------------------------------------------------------------------------
                                                                                                          Number of
                                                                                                          John Hancock
                                Position(s)    Trustee/                                                   Funds
Name, Address (1)               Held with      Officer     Principal Occupation(s) and other              Overseen by
And Age                         Fund           since(2)    Directorships During Past 5 Years              Trustee
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Susan S. Newton                 Senior Vice    2001        Senior Vice President, Secretary and Chief           N/A
Born:  1950                     President,                 Legal Officer, SAMCorp., the Adviser and
                                Secretary                  each of the John Hancock funds, John
                                and Chief                  Hancock Funds and The Berkeley Group; Vice
                                Legal Officer              President, Signature Services (until 2000),
                                                           Director, Senior Vice President and
                                                           Secretary, NM Capital.
-----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees, who are not "interested persons".

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules, and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended May 31, 2004.

The Administration Committee members are all of the independent Trustees. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. All members of the Administration Committee are independent under the New York Stock Exchange's Revised Listing Rules and are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund (the "Independent Trustees"). Among other things, the Administration Committee acts as a nominating committee of the Board. The Trustees who are not Independent Trustees and the officers of the Fund are nominated and selected by the Board. The Administration Committee does not have at this time formal criteria for the qualifications of candidates to serve as an Independent Trustee, although the Administration Committee may develop them in the future. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Administration Committee expects to apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Administration Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Administration Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Administration Committee held four meetings during the fiscal year ended May 31, 2004.

As long as an existing Independent Trustee continues, in the opinion of the Administration Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Administration Committee will consider nominees recommended by shareholders to serve as trustees, the Administration Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Administration Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Administration Committee. While it has not done so in the past, the Administration Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Administration Committee. In evaluating a nominee recommended by a shareholder, the Administration Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Administration Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o the Secretary of the Fund at the following address: 101 Huntington Avenue, Boston, MA 02199-7603. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Dion, Pruchansky and Smith. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended May 31, 2004.

The Investment Performance Committee members are all of the Independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended May 31, 2004.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2003.

-----------------------------------------------------------------------------------------------------------------------
                                   Dollar Range of Fund shares     Aggregate Dollar Range of holdings in John
Name of Trustee                    Owned by Trustee                Hancock funds overseen by Trustee
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Independent Trustees
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James F. Carlin                    none                            Over $100,000
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Richard P. Chapman, Jr.*           none                            Over $100,000
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William J. Cosgrove                none                            Over $100,000
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William H. Cunningham              none                            $10,001-$50,000
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Ronald R. Dion                     none                            Over $100,000
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Charles L. Ladner**                none                            Over $100,000
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Dr. John A. Moore*                 $1-10,000                       Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson*             $1-10,000                       Over $100,000
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Steven Pruchansky                  none                            Over $100,000
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Norman H. Smith*                   none                            Over $100,000
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Non-Independent Trustee
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James A. Shepherdson**             $1-10,000                       $10,001-50,000
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(1) This Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2003, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, $1-10,000 and over $100,000 for Mr. Moore, none and over $100,000 for Mr. Pruchansky, none and over $100,000 for Mr. Smith.

*Messrs. Carlin, Cunningham, Dion and Pruchansky were elected to the Board by shareholders on December 1, 2004 effective January 1, 2005. Mr. Smith was appointed to the Board by the Trustees on December 14, 2004 effective January 1, 2005.

** Mr. Shepherdson was appointed Trustee of the John Hancock Funds as of May 12, 2004. As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as a Trustee of the Fund and Independent Chairman of the Board.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.


                                                                            Total Compensation From
                                           Aggregate Compensation       the Fund and John Hancock Fund
Independent Trustees                          from the Fund (1)             Complex to Trustees (2)
--------------------                          ----------------              -----------------------
Dennis J. Aronowitz+                                $ 221                           $ 72,250
James F. Carlin++                                       0                             76,250
Richard P. Chapman*                                   239                             79,000
William J. Cosgrove*                                  275                             79,500
William H. Cunningham*++                                0                             74,250
Ronald R. Dion*++                                       0                             77,250
Richard A. Farrell+                                   244                             79,250
William F. Glavin*+                                   231                             74,250
Charles L. Ladner+++                                    0                             78,000
Dr. John A. Moore*                                    157                             74,000
Patti McGill Peterson                                 151                             72,750
John Pratt+                                           237                             76,500
Steven R. Pruchansky*++                                 0                             79,250
Norman H. Smith*++                                      0                             77,750
                                                ---------                          ---------
Total                                              $1,755                         $1,070,250


(1) Compensation is for the fiscal year ended May 31, 2004.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2003. As of this date, there were fifty-one funds in the John Hancock Fund Complex: Messrs. Aronowitz, Chapman, Cosgrove, Farrell, Glavin and Pratt serving on twenty-one funds; Messrs. Carlin, Cunningham, Dion, Ladner, Pruchansky and Smith serving on thirty funds; Dr. Moore and Ms. McGill Peterson serving on twenty-nine funds.

*As of December 31, 2003, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $63,573, Mr. Cosgrove was $210,257, Mr. Cunningham was $563,218, Mr. Dion was $193,220, Mr. Glavin was $306,646, Dr. Moore was $248,464, Mr. Pruchansky was $150,981 and Mr. Smith was $276,224 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+Messrs. Aronowitz, Farrell, Glavin and Pratt retired as of December 31, 2004.

++ Messrs. Carlin, Cunningham, Dion and Pruchansky each became a Trustee and were elected to the Board by shareholders on December 1, 2004 effective January 1, 2005. Mr. Smith was appointed to the Board by the Trustees on December 14, 2004 effective January 1, 2005.

+++ As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as a Trustee of the Fund and Independent Chairman of the Board.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of September 7, 2004, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. On that date, no person owned of record or beneficially as much as 5% of the outstanding shares of each class of the Fund.


Name and Address of Owners of More than 5% of Shares       Class A      Class B     Class C     Class I
John Hancock Advisers, LLC                                 60.53%          --          --       100.0%
Attn: Kelly A. Conway
101 Huntington Avenue
Boston, MA  02199-7603

MLPF&S For The Sole                                           --         8.87%      17.63%         --
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

NFS/FMTC IRA                                                  --           --        6.12%         --
FBO Joyce R. Hurley
PO Box 43
Arden NY 10910-0043

January 4, 2004